INVESTMENTS (Details 4)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2012 Home Inns CNY	Dec. 31, 2014 Home Inns	Sep. 30, 2011 Home Inns	Oct. 02, 2011 Home Inns Business Acquired by Home Inns
Equity method investment disclosures
Equity method investment, ownership interest (as a percent)				15.10%	17.50%
Number of shares held				14,400,765
Percentage of equity interest Home Inns acquired in a business						100.00%
Noncash gain due to remeasurement of equity interest based on issuance of shares	$ 16,147,020	100,185,800	39,300,000